Supplementary Financial Statement Information (Details) - Schedule of changes in deferred revenues relating to goods - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in deferred revenues relating to goods [Abstract]
Balance at beginning of year		$ (207)	$ (942)	$ (1,950)
Contract liability recognized during the period		(32)	(270)
Revenue recognized during the period		207	1,005	1,008
Balance at end of year	[1]	(32)	(207)	(942)
Contract liability presented in current liabilities		(32)	(207)	(942)
Contract liability presented in non-current liabilities

[1]	Balance for the year ended December 31, 2019 represents the unfulfilled performance obligation related to First BioInk.